UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08050
                                                    --------------

                           The Asia Tigers Fund, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4939
                                                           -------------

                    Date of fiscal year end: October 31, 2005
                                            -----------------

                    Date of reporting period: April 30, 2005
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            The Asia Tigers Fund,Inc.


                                Semiannual Report
                                 April 30, 2005


                            ADVANTAGE ADVISERS, INC.

The Asia Tigers Fund, Inc.

                                                                   June 27, 2005

DEAR FUND SHAREHOLDER,

We are pleased to provide you with the unaudited financial statements of The Asia Tigers Fund, Inc. (the "Fund") for the six months ended April 30, 2005.

The Fund's net asset value ("NAV") closed at $12.42 on April 30, 2005, representing an increase of 13.1% during the six months ended on that date. The Fund outperformed its benchmark, the MSCI Asia Free ex-Japan*, which increased 11.09% during the same six month period.

Despite a challenging environment, Asian equity markets posted solid gains for the six months ended April 30, 2005, as a strong year-end rally in 2004 spilled over into a decent start for 2005. Surprisingly, Asia's outperformance occurred despite: a) the U.S. Federal Reserve continuing to raise interest rates; b) oil prices surging to nearly $60 per barrel before settling back to the low $50's per barrel by April's end and c) rising trade tensions between China and the United States. Offsetting this negative news flow, however, was the fact that global monetary conditions remained highly accommodative (the Federal Reserve's rate hikes notwithstanding) while Asia continued to show growth rates far more impressive than the rest of the world.

As mid-year approaches, investor apprehension continues to be focused largely on China, the region's key growth engine. Will its economy achieve the desired `soft landing'? When will its currency (reminbi) be revalued? Are trade tensions with the United States poised to escalate further? In addition, the question remains of when the U.S. Federal Reserve will be done raising interest rates. Despite these uncertainties, we believe Asian markets stand a good chance of continuing to climb their `wall of worry', underpinned by global equity flows attracted to the region's superior growth prospects and undemanding valuations.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to call our toll-free number, 800-421-4777.

Sincerely,

/s/ Bryan McKigney

Bryan McKigney
Chairman, President and Director



*Please note that the benchmark is an unmanaged index. Investors cannot directly invest in the index. The index does not reflect transaction costs or manager fees.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that the Fund's or any other investment technique will be effective under all market conditions.

THE ASIA TIGERS FUND, INC.

--------------------------------------------------------------------------------
FUNDAMENTAL PERIODIC REPURCHASE POLICY

The Fund has adopted the following fundamental policy regarding periodic repurchases:
   a) The Fund will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended from time to time ("Offers"). The Board of Directors may place such conditions and limitations on Offers as may be permitted under Rule 23c-3.
   b) 14 days prior to the last Friday of each of the Fund's fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the "Repurchase Request Deadline") by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.
   c) The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than the last Friday of each of the Fund's fiscal quarters, or the next business day if such day is not a business day.
   d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.
(For further details, see Note D to the Financial Statements.)
--------------------------------------------------------------------------------

                                                                              THE ASIA TIGERS FUND, INC.

                                                                                          APRIL 30, 2005
Schedule of Investments                                                                      (UNAUDITED)

COMMON STOCKS (99.32% of holdings)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
--------------------------------------------------------------------------------------------------------
                  CHINA                                      6.41%
                  AIRPORT DEVELOPMENT & MAINTENANCE          0.62%
  1,384,000       Beijing Capital International Airport Co., Ltd. ......   $   503,268       $   483,773
                                                                           -----------       -----------
                  COAL                                       1.66%
    962,000       Yanzhou Coal Mining Company Ltd. .....................       375,801         1,301,868
                                                                           -----------       -----------
                  MACHINERY - MATERIAL HANDLING              0.61%
    409,000       Shanghai Zhenhua Port Machinery Co., Class B .........       414,581           474,440
                                                                           -----------       -----------
                  METAL PROCESSORS & FABRICATION             0.68%
  1,106,280       Jiangxi Copper Co., Ltd. .............................       623,740           528,604
                                                                           -----------       -----------
                  OIL COMPANIES - INTEGRATED                 1.60%
     31,849       China Petroleum and Chemical Corp. ADR ...............       837,670         1,248,162
                                                                           -----------       -----------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT     1.24%
  1,220,135       China Vanke Co., Ltd. Class B ........................       439,959           973,504
                                                                           -----------       -----------
                  TOTAL CHINA ..........................................     3,195,019         5,010,351
                                                                           -----------       -----------
                  HONG KONG                                 22.33%
                  ATHLETIC FOOTWEAR                          0.63%
    173,600       Yue Yuen Industrial Holdings .........................       308,659           492,132
                                                                           -----------       -----------
                  CELLULAR TELECOMMUNICATIONS                1.81%
    408,600       China Mobile (Hong Kong) Ltd. ........................     1,188,761         1,415,147
                                                                           -----------       -----------
                  COMMERCIAL BANKS - NON-US                  2.27%
     86,002       Dah Sing Financial Holdings, Ltd. ....................       452,772           554,350
     53,200       Hang Seng Bank Ltd. ..................................       548,066           726,776
     30,500       HSBC Holdings PLC ....................................       347,585           489,045
                                                                           -----------       -----------
                                                                             1,348,423         1,770,171
                                                                           -----------       -----------
                  DISTRIBUTION & WHOLESALE                   2.17%
    227,500       Esprit Holdings Ltd. .................................       305,537         1,692,578
                                                                           -----------       -----------
                  DIVERSIFIED OPERATIONS                     3.00%
    204,810       Hutchison Whampoa Ltd. ...............................       925,682         1,825,893
    156,000       Wharf Holdings Ltd. ..................................       456,764           519,279
                                                                           -----------       -----------
                                                                             1,382,446         2,345,172
                                                                           -----------       -----------

THE ASIA TIGERS FUND, INC.

                                                                                          APRIL 30, 2005
Schedule of Investments (continued)                                                          (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
--------------------------------------------------------------------------------------------------------
                  HONG KONG (CONTINUED)
                  ELECTRIC - GENERATION                      0.77%
  1,090,000       China Resources Power Holdings Co. ...................   $   602,433       $   604,717
                                                                           -----------       -----------
                  FINANCE - OTHER SERVICES                   0.71%
    226,000       Hong Kong Exchanges & Clearing Ltd. ..................       420,335           550,809
                                                                           -----------       -----------
                  HOTELS & MOTELS                            0.64%
  5,422,000       Regal Hotels International Holdings Ltd. .............       343,151           500,762
                                                                           -----------       -----------
                  MACHINERY - GENERAL INDUSTRY               0.44%
    466,000       Fongs' Industries Co., Ltd ...........................       398,622           346,700
                                                                           -----------       -----------
                  OIL COMPANIES - EXPLORATION & PRODUCTION   1.36%
     19,650       CNOOC Ltd. ADR .......................................       958,565         1,058,742
                                                                           -----------       -----------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT     6.10%
    177,700       Cheung Kong Holdings Ltd. ............................     1,291,047         1,675,383
  1,510,000       Emperor Entertainment Hotel Ltd.+ ....................       361,041           309,910
  1,037,000       Far East Consortium ..................................       250,215           442,292
    212,000       Hopewell Holdings Ltd. ...............................       148,468           515,329
    344,326       Kerry Properties Ltd. ................................       579,940           753,067
    112,300       Sun Hung Kai Properties Ltd. .........................       812,231         1,073,187
                                                                           -----------       -----------
                                                                             3,442,942         4,769,168
                                                                           -----------       -----------
                  RETAIL - RESTAURANTS                       0.69%
    492,000       Cafe De Coral Holdings Ltd. ..........................       386,717           539,598
                                                                           -----------       -----------
                  TELECOMMUNICATIONS EQUIPMENT               0.37%
    485,000       Foxconn International Holdings, Ltd.+ ................       250,557           290,846
                                                                           -----------       -----------
                  TELECOMMUNICATIONS SERVICES                0.94%
  2,186,000       China Telecom Corp., Ltd. ............................       700,460           736,069
                                                                           -----------       -----------
                  WEB PORTALS & ISP                          0.43%
  2,288,000       Tom Online, Inc.+ ....................................       406,836           337,515
                                                                           -----------       -----------
                  TOTAL HONG KONG ......................................    12,444,444        17,450,126
                                                                           -----------       -----------

                                                                              THE ASIA TIGERS FUND, INC.

                                                                                          APRIL 30, 2005
Schedule of Investments (continued)                                                          (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
--------------------------------------------------------------------------------------------------------
                  INDIA                                      9.47%
                  APPLICATIONS SOFTWARE                      2.59%
     35,526       Infosys Technologies Ltd. ............................   $   759,191       $ 1,540,317
     52,525       Satyam Computer Services Ltd.+ .......................       442,938           481,871
                                                                           -----------       -----------
                                                                             1,202,129         2,022,188
                                                                           -----------       -----------
                  COMMERCIAL BANKS - NON-US                  1.79%
     25,600       Punjab National Bank Ltd. ............................       228,991           203,600
     89,080       State Bank of India ..................................       363,501         1,196,738
                                                                           -----------       -----------
                                                                               592,492         1,400,338
                                                                           -----------       -----------
                  ELECTRIC - GENERATION                      0.47%
    194,800       National Thermal Power Corp., Ltd. ...................       266,232           367,851
                                                                           -----------       -----------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS      0.72%
     32,800       Bharat Electronics Ltd. ..............................       460,638           559,665
                                                                           -----------       -----------
                  METALS - ALUMINUM                          0.79%
     22,555       Hindalco Industries Ltd. .............................       654,924           614,731
                                                                           -----------       -----------
                  PETROCHEMICALS                             0.89%
     57,438       Reliance Industries Ltd. .............................       286,065           696,302
                                                                           -----------       -----------
                  POWER CONVERSION & SUPPLY EQUIPMENT        0.91%
     39,000       Bharat Heavy Electricals Ltd. ........................       330,552           710,431
                                                                           -----------       -----------
                  TELECOMMUNICATIONS SERVICES                0.84%
    138,680       Bharti Tele-Ventures Ltd. ............................       429,607           659,949
                                                                           -----------       -----------
                  TEXTILE - PRODUCTS                         0.47%
     47,600       Mahavir Spinning Mills Ltd. ..........................       252,077           369,985
                                                                           -----------       -----------
                  TOTAL INDIA ..........................................     4,474,716         7,401,440
                                                                           -----------       -----------
                  INDONESIA                                  1.78%
                  COMMERCIAL BANKS - NON-US                  0.68%
  1,660,830       PT Bank Central Asia Tbk .............................       415,368           534,211
                                                                           -----------       -----------
                  NON-FERROUS METALS                         0.51%
    270,000       PT International Nickel Indonesia Tbk ................       349,595           395,397
                                                                           -----------       -----------

THE ASIA TIGERS FUND, INC.

                                                                                          APRIL 30, 2005
Schedule of Investments (continued)                                                          (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
--------------------------------------------------------------------------------------------------------
                  INDONESIA (CONTINUED)
                  TELECOMMUNICATIONS SERVICES                0.59%
  1,034,000       PT Telekomunikasi Indonesia+ .........................   $   477,495       $   462,380
                                                                           -----------       -----------
                  TOTAL INDONESIA ......................................     1,242,458         1,391,988
                                                                           -----------       -----------
                  MALAYSIA                                   5.45%
                  AGRICULTURAL OPERATIONS                    0.74%
    241,400       IOI Corp. BHD ........................................       371,052           581,266
                                                                           -----------       -----------
                  BUILDING & CONSTRUCTION - MISCELLANEOUS    0.68%
  4,480,800       Dialog Group BHD .....................................       537,469           530,621
                                                                           -----------       -----------
                  BUILDING PRODUCTS - WOOD                   0.59%
    340,000       WTK Holdings BHD .....................................       550,435           460,789
                                                                           -----------       -----------
                  CELLULAR TELECOMMUNICATIONS                0.90%
    277,650       Maxis Communications BHD .............................       438,442           705,085
                                                                           -----------       -----------
                  LOTTERY SERVICES                           0.53%
    389,700       Berjaya Sports Toto BHD ..............................       400,370           412,262
                                                                           -----------       -----------
                  RESORTS & THEME PARKS                      0.81%
    253,500       Resorts World BHD ....................................       579,794           637,085
                                                                           -----------       -----------
                  TRANSPORTATION - MARINE                    1.20%
    199,500       Malaysia International Shipping Corp. BHD ............       455,085           934,500
                                                                           -----------       -----------
                  TOTAL MALAYSIA .......................................     3,332,647         4,261,608
                                                                           -----------       -----------
                  SINGAPORE                                  8.40%
                  COMMERCIAL BANKS - NON-US                  3.62%
    228,100       DBS Group Holdings Ltd. ..............................     1,548,085         1,995,614
     94,756       United Overseas Bank Ltd. ............................       523,248           829,006
                                                                           -----------       -----------
                                                                             2,071,333         2,824,620
                                                                           -----------       -----------
                  FOOD - MEAT PRODUCTS                       0.66%
    784,500       People's Food Holdings Ltd. ..........................       418,577           518,360
                                                                           -----------       -----------
                  REAL ESTATE - OPERATIONS & DEVELOPMENT     0.86%
    434,500       Keppel Land Ltd. .....................................       336,757           669,893
                                                                           -----------       -----------

                                                                              THE ASIA TIGERS FUND, INC.

                                                                                          APRIL 30, 2005
Schedule of Investments (continued)                                                          (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
--------------------------------------------------------------------------------------------------------
                  SINGAPORE (CONTINUED)
                  TELECOMMUNICATIONS SERVICES                1.17%
    585,720       Singapore Telecommunications Ltd. ....................   $   729,903       $   917,371
                                                                           -----------       -----------
                  TRANSPORTATION - MARINE                    0.74%
    757,200       Ezra Holdings Ltd. ...................................       444,490           579,076
                                                                           -----------       -----------
                  WATER TREATMENT SYSTEMS                    1.35%
    506,500       Hyflux Limited .......................................       402,003         1,053,595
                                                                           -----------       -----------
                  TOTAL SINGAPORE ......................................     4,403,063         6,562,915
                                                                           -----------       -----------
                  SOUTH KOREA                               25.95%
                  AIRLINES                                   0.00%
          5       Korean Air Lines Co., Ltd.+ ..........................            48                92
                                                                           -----------       -----------
                  AUTO - CARS & LIGHT TRUCKS                 0.75%
     10,860       Hyundai Motor Co. ....................................       364,339           587,057
                                                                           -----------       -----------
                  BUILDING & CONSTRUCTION - MISCELLANEOUS    1.12%
     29,030       GS Engineering & Construction Corp. ..................       533,512           871,977
                                                                           -----------       -----------
                  CELLULAR TELECOMMUNICATIONS                1.61%
      7,670       SK Telecom Co., Ltd. .................................     1,457,964         1,257,692
                                                                           -----------       -----------
                  COMMERCIAL BANKS - NON-US                  1.60%
     29,721       Kookmin Bank .........................................       632,906         1,251,913
                                                                           -----------       -----------
                  DIVERSIFIED FINANCIAL SERVICES             1.89%
     57,140       Shinhan Financial Group Co., Ltd. ....................       712,356         1,475,634
                                                                           -----------       -----------
                  DIVERSIFIED OPERATIONS                     0.92%
     30,150       GS Holdings Corp. ....................................       660,749           716,633
                                                                           -----------       -----------
                  ELECTRIC - INTEGRATED                      1.60%
     43,040       Korea Electric Power Corp. ...........................       933,448         1,247,474
                                                                           -----------       -----------
                  ELECTRIC PRODUCTS - MISCELLANEOUS          9.47%
      8,900       LG Electronics, Inc. .................................       540,047           593,571
     15,021       Samsung Electronics Company Ltd. .....................     3,685,330         6,809,239
                                                                           -----------       -----------
                                                                             4,225,377         7,402,810
                                                                           -----------       -----------

THE ASIA TIGERS FUND, INC.

                                                                                          APRIL 30, 2005
Schedule of Investments (continued)                                                          (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
--------------------------------------------------------------------------------------------------------
                  SOUTH KOREA (CONTINUED)
                  NON-FERROUS METALS                         0.82%
     20,460       Korea Zinc Co., Ltd. .................................   $   405,110       $   636,105
                                                                           -----------       -----------
                  PETROCHEMICALS                             0.72%
     23,500       LG Petrochemical Co., Ltd. ...........................       568,569           565,640
                                                                           -----------       -----------
                  PROPERTY & CASUALTY INSURANCE              0.63%
     87,260       LG Insurance Co., Ltd. ...............................       370,873           494,453
                                                                           -----------       -----------
                  RETAIL - DISCOUNT                          0.81%
      1,990       Shinsegae Co., Ltd. ..................................       558,276           634,661
                                                                           -----------       -----------
                  SHIPBUILDING                               0.62%
     27,280       Daewoo Shipbuilding and Marine Engineering
                    Co., Ltd. ..........................................       423,422           486,996
                                                                           -----------       -----------
                  STEEL - PRODUCERS                          2.78%
     25,770       Dongkuk Steel Mill Co., Ltd. .........................       425,029           365,706
      7,830       POSCO ................................................       902,127         1,409,573
      8,750       POSCO ADR ............................................       239,316           398,387
                                                                           -----------       -----------
                                                                             1,566,472         2,173,666
                                                                           -----------       -----------
                  TRANSPORTATION - MARINE                    0.61%
     17,390       Hanjin Shipping Co., Ltd. ............................       304,224           476,128
                                                                           -----------       -----------
                  TOTAL SOUTH KOREA ....................................    13,717,645        20,278,931
                                                                           -----------       -----------
                  TAIWAN                                    16.10%
                  BUILDING PRODUCTS - CEMENT & AGGREGATION   1.06%
  1,363,000       Taiwan Cement Corp. ..................................       778,783           828,147
                                                                           -----------       -----------
                  CELLULAR TELECOMMUNICATIONS                1.15%
    733,000       Far EasTone Telecommunications Co., Ltd. .............       758,440           897,762
                                                                           -----------       -----------
                  CHEMICALS - PLASTICS                       0.96%
    437,420       Formosa Plastic Corp. ................................       653,307           751,158
                                                                           -----------       -----------
                  COMMERCIAL BANKS - NON-US                  1.74%
  1,518,619       Taishin Financial Holdings Co., Ltd. .................       652,319         1,357,340
                                                                           -----------       -----------

                                                                              THE ASIA TIGERS FUND, INC.

                                                                                          APRIL 30, 2005
Schedule of Investments (continued)                                                          (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
--------------------------------------------------------------------------------------------------------
                  TAIWAN (CONTINUED)
                  COMPUTERS                                  1.49%
    500,672       Advantech Co., Ltd. ..................................   $   663,729       $ 1,165,582
          1       Compal Electronics, Inc. .............................             1                 1
                                                                           -----------       -----------
                                                                               663,730         1,165,583
                                                                           -----------       -----------
                  DIVERSIFIED FINANCIAL SERVICES             1.67%
  1,142,430       Chinatrust Financial Holding Co. .....................       852,442         1,306,062
                                                                           -----------       -----------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS      2.33%
    259,000       Au Optronics Corp. ...................................       388,360           409,567
    297,350       HON HAI Precision Industry ...........................     1,030,503         1,412,058
                                                                           -----------       -----------
                                                                             1,418,863         1,821,625
                                                                           -----------       -----------
                  METAL PROCESSORS & FABRICATION             0.40%
     59,200       Catcher Technology Co., Ltd. .........................       177,215           314,259
                                                                           -----------       -----------
                  SEMICONDUCTOR COMPONENTS -
                  INTEGRATED CIRCUITS                        5.30%
  1,032,000       Advanced Semiconductor Engineering, Inc.+ ............       732,543           686,438
  1,802,372       Taiwan Semiconductor Manufacturing Co., Ltd.+ ........     3,346,526         2,991,369
    790,000       United Microelectronics Corp.+ .......................       509,795           464,840
                                                                           -----------       -----------
                                                                             4,588,864         4,142,647
                                                                           -----------       -----------
                  TOTAL TAIWAN .........................................    10,543,963        12,584,583
                                                                           -----------       -----------
                  THAILAND                                   3.43%
                  BUILDING PRODUCTS - CEMENT & AGGREGATION   1.14%
    148,020       Siam Cement PCL ......................................       468,003           892,771
                                                                           -----------       -----------
                  CELLULAR TELECOMMUNICATIONS                0.83%
    268,200       Advanced Info Service PCL ............................       390,468           645,692
                                                                           -----------       -----------
                  COAL                                       0.50%
     95,400       Banpu PCL ............................................       370,302           389,240
                                                                           -----------       -----------
                  COMMERCIAL BANKS - NON-US                  0.17%
    114,000       Siam Commercial Bank PCL .............................       154,471           136,505
                                                                           -----------       -----------

THE ASIA TIGERS FUND, INC.

                                                                                          APRIL 30, 2005
Schedule of Investments (concluded)                                                          (UNAUDITED)

COMMON STOCKS (continued)

NUMBER                                                     PERCENT OF
OF SHARES         SECURITY                                 HOLDINGS           COST              VALUE
--------------------------------------------------------------------------------------------------------
                  THAILAND (CONTINUED)
                  OIL COMPANIES - EXPLORATION & PRODUCTION   0.79%
     69,700       PTT Exploration & Production PCL .....................   $   512,898       $   614,688
                                                                           -----------       -----------
                  TOTAL THAILAND .......................................     1,896,142         2,678,896
                                                                           -----------       -----------

                  TOTAL COMMON STOCKS ..................................    55,250,097        77,620,838

PREFERRED STOCK (0.68% of holdings)
                  THAILAND                                   0.68%
                  COMMERCIAL BANKS - NON-US                  0.68%
    444,205       Siam Commercial Bank PLC - 5.25% Preferred+ ..........       151,802           529,084
                                                                           -----------       -----------
                  TOTAL THAILAND .......................................       151,802           529,084
                                                                           -----------       -----------

                  TOTAL PREFERRED STOCK ................................       151,802           529,084
                                                                           -----------       -----------

                  TOTAL INVESTMENTS++............................100.00%   $55,401,899       $78,149,922
                                                                           ===========       ===========

This Schedule of Investments reflects each company's country of domicile. The companies may also be subject to the risks of other countries.

FOOTNOTES AND ABBREVIATIONS

         ADR - American Depository Receipts
         +  Non-income producing security.
         ++ Aggregate cost for federal income tax purposes was $55,833,680.
            The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:
               Excess of value over tax cost                        $23,619,263
               Excess of tax cost over value                         (1,303,021)
                                                                    -----------
                                                                    $22,316,242
                                                                    ===========

See accompanying notes to financial statements.

                                                                                                         THE ASIA TIGERS FUND, INC.

                                                                                                                     APRIL 30, 2005
Statement of Assets and Liabilities                                                                                     (UNAUDITED)

ASSETS
Investments, at value (Cost $55,401,899) ................................................................             $  78,149,922
Cash (including $2,009,557 of foreign currency holdings with a cost
   of $1,989,547) .......................................................................................                 4,667,900
Receivables:
   Securities sold ......................................................................................                   592,790
   Dividends ............................................................................................                   123,957
Prepaid expenses ........................................................................................                    28,962
                                                                                                                      -------------
                  TOTAL ASSETS ..........................................................................                83,563,531
                                                                                                                      -------------
LIABILITIES
Payable for fund shares redeemed ........................................................................                 4,054,827
Payable for securities purchased ........................................................................                   201,260
Due to Investment Manager ...............................................................................                    68,794
Due to Administrator ....................................................................................                    13,758
Accrued expenses ........................................................................................                   161,182
Deferred foreign withholding taxes payable ..............................................................                   418,890
                                                                                                                      -------------
                  TOTAL LIABILITIES .....................................................................                 4,918,711
                                                                                                                      -------------
                  NET ASSETS ............................................................................             $  78,644,820
                                                                                                                      =============

                  NET ASSET VALUE PER SHARE
                  ($78,644,820/6,329,630 SHARES ISSUED AND OUTSTANDING) .................................             $       12.42
                                                                                                                      =============
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 20,514,984 shares issued
   (100,000,000 shares authorized) ......................................................................             $      20,515
Paid-in capital .........................................................................................               277,297,012
Cost of 14,185,354 shares repurchased ...................................................................              (126,412,391)
Undistributed net investment income .....................................................................                    97,719
Accumulated net realized loss on investments ............................................................               (94,710,050)
Net unrealized appreciation in value of investments and on translation of other assets and liabilities denominated in foreign currencies
   (net of deferred foreign withholding taxes of $418,890) ..............................................                22,352,015
                                                                                                                      -------------
                                                                                                                      $  78,644,820
                                                                                                                      =============


See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

                                                                                               FOR THE SIX
Statement of Operations                                                                       MONTHS ENDED
                                                                                            APRIL 30, 2005
                                                                                               (UNAUDITED)

INVESTMENT INCOME
Dividends (Net of taxes withheld of $117,921) ............................................     $   941,568
Interest .................................................................................           4,445
                                                                                               -----------
                  TOTAL INVESTMENT INCOME ................................................         946,013
                                                                                               -----------
EXPENSES
Management fees ...................................................   $418,482
Legal fees ........................................................    106,615
Administration fees ...............................................     83,260
Custodian fees ....................................................     74,736
Audit and tax fees ................................................     59,975
Printing ..........................................................     34,031
Directors' fees ...................................................     23,422
Insurance .........................................................     16,180
NYSE fees .........................................................     12,985
Transfer agent fees ...............................................     13,684
ICI fees ..........................................................      1,660
Interest expense ..................................................        427
Miscellaneous .....................................................     11,081
                                                                      --------
                  TOTAL EXPENSES .........................................................         856,538
                                                                                               -----------
                  NET INVESTMENT INCOME ..................................................          89,475
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY HOLDINGS AND TRANSLATION OF OTHER ASSETS
AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES:
Net realized gain (loss) from:
   Security transactions (net of capital gains tax of $166,043) ..........................       4,039,720
   Foreign currency related transactions .................................................        (136,623)
                                                                                               -----------
                                                                                                 3,903,097
                                                                                               -----------
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies
   (net of change in deferred foreign withholding taxes of ($29,089)) ....................       6,013,979
                                                                                               -----------
Net realized and unrealized gain on investments,  foreign  currency  holdings and translation of other assets and liabilities denominated in foreign
   currencies ............................................................................       9,917,076
                                                                                               -----------
Net increase in net assets resulting from operations .....................................     $10,006,551
                                                                                               ===========

See accompanying notes to financial statements.

                                                                                                          THE ASIA TIGERS FUND, INC.

Statements of Changes in Net Assets

                                                                                                FOR THE SIX
                                                                                                MONTHS ENDED          FOR THE YEAR
                                                                                               APRIL 30, 2005             ENDED
                                                                                                (UNAUDITED)         OCTOBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ..................................................................         $   $89,475          $    567,795
Net realized gain on investments and foreign currency
   related transactions ................................................................           3,903,097             9,440,094
Net change in unrealized appreciation (depreciation) in value of investments, foreign currency holdings and translation of
   other assets and liabilities denominated in foreign currencies ......................           6,013,979            (5,999,582)
                                                                                                 -----------          ------------
Net increase in net assets resulting from operations ...................................          10,006,551             4,008,307
                                                                                                 -----------          ------------
DISTRIBUTION TO SHAREHOLDERS
Net investment income ($0.00 and $0.07 per share, respectively) ........................                --                (602,747)
                                                                                                 -----------          ------------
Decrease in net assets resulting from distributions ....................................                --                (602,747)
                                                                                                 -----------          ------------
CAPITAL SHARE TRANSACTIONS
Shares  repurchased  under  Repurchase  Offers  (683,810 and 1,597,225 shares, respectively) (net of repurchase fees of $168,527 and
   $358,879, respectively) (including expenses of $133,107
   and $271,043, respectively) .........................................................          (8,390,879)          (17,856,056)
                                                                                                 -----------          ------------
Net decrease in net assets resulting from capital share transactions ...................          (8,390,879)          (17,856,056)
                                                                                                 -----------          ------------
Total increase/(decrease) in net assets ................................................           1,615,672           (14,450,496)

NET ASSETS
Beginning of period ....................................................................          77,029,148            91,479,644
                                                                                                 -----------          ------------
End of period (including undistributed net investment income of
   $97,719 and $8,244, respectively) ...................................................         $78,644,820          $ 77,029,148
                                                                                                 ===========          ============


See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            FOR THE SIX   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                           MONTHS ENDED      ENDED          ENDED          ENDED          ENDED          ENDED
                                          APRIL 30, 2005  OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                            (UNAUDITED)      2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .....    $10.98        $10.62         $ 7.65         $6.89           $9.55         $11.02
                                              ------        ------         ------         -----           -----         ------
Net investment income ....................      0.01 1        0.07 1         0.05 1        0.01 1          0.03           0.32
Net realized and unrealized gains
   (losses) on investments, foreign
   currency holdings, and translation
   of other assets and liabilities
   denominated in foreign
   currencies 2 ..........................      1.42          0.35           2.87          0.60           (2.42)         (1.86)
                                              ------        ------         ------         -----           -----         ------
Net increase (decrease) from
   investment operations .................      1.43          0.42           2.92          0.61           (2.39)         (1.54)
                                              ------        ------         ------         -----           -----         ------
Less distributions:
Dividends from net investment
   income ................................        --         (0.07)            --            --           (0.29)         (0.07)
                                              ------        ------         ------         -----           -----         ------
Total dividends and distributions ........        --         (0.07)            --            --           (0.29)         (0.07)
                                              ------        ------         ------         -----           -----         ------
Capital share transactions
   Anti-dilutive effect of Tender Offer ..        --            --             --          0.14              --             --
   Anti-dilutive effect of Repurchase
     Offers ..............................      0.01          0.01           0.05          0.01              --             --
   Anti-dilutive effect of
     Share Repurchase Program ............        --            --             --            -- 4          0.02           0.14
                                              ------        ------         ------         -----           -----         ------
Total capital share transactions .........      0.01          0.01           0.05          0.15            0.02           0.14
                                              ------        ------         ------         -----           -----         ------
Net asset value, end of period ...........    $12.42        $10.98         $10.62         $7.65           $6.89         $ 9.55
                                              ======        ======         ======         =====           =====         ======
Per share market value, end of period ....    $11.11        $10.02         $10.30         $6.77           $5.79         $ 7.13
TOTAL INVESTMENT RETURN BASED
   ON MARKET VALUE3 ......................     10.88%        (2.13)%        52.14%        16.93%         (15.62)%       (16.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) ......   $78,645       $77,029        $91,480      $100,438        $134,112       $188,204
Ratios of expenses to average net assets .      2.04% 5       1.99%          1.95%         1.78%           1.58%          1.69%
Ratios of net investment income
   (loss) to average net assets ..........      0.22% 5       0.65%          0.60%         0.06%           0.31%          2.50%
Portfolio turnover .......................     20.19%        39.79%         33.10%        41.32%          28.98%         31.42%

See page 15 for footnotes.

                                                      THE ASIA TIGERS FUND, INC.

Financial Highlights (concluded)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

1  Based on average shares outstanding throughout the period.
2 Net of deferred foreign withholding taxes of less than $0.01, less than $0.01, $0.03, less than $0.01, $0.06 and $0.03 per share for the six months ended April 30, 2005 and for the years ended October 31, 2004, October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 2000, respectively.
3 Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Past performance is not a guarantee of future results.
4  Less than $0.01 per share.
5  Annualized.


See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2005
Notes to Financial Statements                                        (UNAUDITED)


NOTE A: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Asia Tigers Fund, Inc. (the "Fund") was incorporated in Maryland on September 23, 1993 and commenced operations on November 29, 1993. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities of Asian companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SIGNIFICANT ACCOUNTING POLICIES ARE AS FOLLOWS:

PORTFOLIO VALUATION. Investments are stated at value in the accompanying financial statements. In valuing the Fund's assets, all securities for which market quotations are readily available are generally valued:

   (i) at the last sale price prior to the time of determination if there was a sale on the date of determination,
   (ii) at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available, and
   (iii) at the bid price if there was no sales price on such date and only bid quotations are available.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. All other securities and assets are carried at fair value as determined in good faith by, or under the direction of, the Board of Directors.

The net asset value per share of the Fund is calculated weekly and at the end of each month.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date or when known. The collectibility of income receivable from foreign securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

TAX STATUS. No provision is made for U.S. Federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2005
Notes to Financial Statements (continued)                            (UNAUDITED)


Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles ("GAAP").

At October 31, 2004, the Fund had a net capital loss carryover of $98,156,161, which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. Of the aggregate capital losses, $82,941,572 will expire in the year 2006, $8,437,899 will expire in the year 2009, $3,353,570 will expire in 2010 and $3,423,120 will expire in 2011. To the extent that capital gains are so offset, such gains will not be distributed.

The tax character of dividends and distributions declared during the year ended October 31, 2004 were as follows:

                                         2004

      Ordinary Income                  $602,747
                                       --------
      Total                            $602,747
                                       ========

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) value of investment securities, assets and liabilities at the current rates of exchange on the valuation date; and
   (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not generally isolate the effect of fluctuations in foreign currency rates from the effect of fluctuations in the market prices of equity securities. The Fund reports certain realized gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such gains and losses are included in or are a reduction of ordinary income for Federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. The Fund intends to distribute annually to shareholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). An additional distribution may be made to the extent necessary to avoid payment of a 4% federal excise tax.

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2005
Notes to Financial Statements (continued)                            (UNAUDITED)


Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

NOTE B: MANAGEMENT, INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND DIRECTORS

Advantage Advisers, Inc. ("Advantage"), a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"), serves as the Fund's Investment Manager under the terms of a management agreement dated June 5, 2003 (the "Management Agreement"). Pursuant to the Management Agreement, the Investment Manager manages the Fund's investment portfolio. For its services, the Investment Manager receives monthly fees at an annual rate of 1.00% of the Fund's average weekly net assets. For the six months ended April 30, 2005, these fees amounted to $418,482.

Oppenheimer, a registered investment advisor and an indirect wholly-owned subsidiary of Oppenheimer Holdings Inc., serves as the Fund's administrator (the "Administrator") pursuant to an administration agreement dated June 5, 2003. The Administrator provides certain administrative services to the Fund. For its services, the Administrator receives a monthly fee at an annual rate of 0.20% of the value of the Fund's average weekly net assets. For the six months ended April 30, 2005, these fees amounted to $83,260. Prior to June 5, 2003, the Fund's administrator was CIBC World Markets Corp.

The Fund pays each of its directors who is not a director, officer or employee of the Investment Manager, the Administrator or any affiliate thereof an annual fee of $5,000 plus up to $700 for each Board of Directors meeting attended. In addition, the Fund reimburses the independent directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings.

NOTE C: PORTFOLIO ACTIVITY

Purchases and sales of securities other than short-term obligations aggregated $16,568,585 and $24,674,989, respectively, for the six months ended April 30, 2005.

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2005
Notes to Financial Statements (continued)                            (UNAUDITED)


NOTE D: QUARTERLY REPURCHASE OFFERS

In January 2002, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the 1940 Act. Stockholders of the Fund subsequently approved the policy at the Special Meeting of Stockholders held on April 26, 2002. As an interval fund, the Fund will make quarterly repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each quarterly offer, and will be between 5% and 25% of the Fund's then outstanding shares.

During the six months ended April 30, 2005, the results of the two quarterly repurchase offers were as follows:

                                            ------------------------------------
                                                REPURCHASE        REPURCHASE
                                                 OFFER #9          OFFER #10
--------------------------------------------------------------------------------
 Commencement Date                          December 23, 2004   March 30, 2005
--------------------------------------------------------------------------------
 Expiration Date                            January 14, 2005    April 15, 2005
--------------------------------------------------------------------------------
 Repurchase Offer Date                      January 21, 2005    April 29, 2005
--------------------------------------------------------------------------------
 % of Issued and Outstanding Shares
 of Common Stock                            5%                  5%
--------------------------------------------------------------------------------
 Shares Validly Tendered                    2,067,018.2378      1,998,764.2378
--------------------------------------------------------------------------------
 Final Pro-ration Odd Lot Shares            14,617.0000         16,780.0000
--------------------------------------------------------------------------------
 Final Pro-ration Non-Odd
 Lot Shares                                 2,052,401.2378      1,981,984.2378
--------------------------------------------------------------------------------
 % of Non-Odd Lot Shares Accepted           16.37382%           15.96170%
--------------------------------------------------------------------------------
 Shares Accepted for Tender                 350,672             333,138
--------------------------------------------------------------------------------
 Net Asset Value as of Repurchase
 Offer Date ($)                             12.23               12.42
--------------------------------------------------------------------------------
 Repurchase Fee per Share ($)               0.2446              0.2484
--------------------------------------------------------------------------------
 Repurchase Offer Price ($)                 11.9854             12.1716
--------------------------------------------------------------------------------
 Repurchase Fee ($)                         85,775              82,752
--------------------------------------------------------------------------------
 Expenses ($)                               107,136             25,971
--------------------------------------------------------------------------------
 Total Cost ($)                             4,310,080           4,080,799
--------------------------------------------------------------------------------

THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2005
Notes to Financial Statements (continued)                            (UNAUDITED)


During the year ended October 31, 2004, the results of the four quarterly repurchase offers were as follows:

                                    ----------------------------------------------------------------------
                                        REPURCHASE        REPURCHASE     REPURCHASE        REPURCHASE
                                         OFFER #5          OFFER #6       OFFER #7          OFFER #8
----------------------------------------------------------------------------------------------------------
 Commencement Date                  December 26, 2003   March 26, 2004  June 25, 2004   September 24, 2004
----------------------------------------------------------------------------------------------------------
 Expiration Date                    January 16, 2004    April 16, 2004  July 16, 2004   October 15, 2004
----------------------------------------------------------------------------------------------------------
 Repurchase Offer Date              January 23, 2004    April 23, 2004  July 23, 2004   October 22, 2004
----------------------------------------------------------------------------------------------------------
 % of Issued and Outstanding Shares
 of Common Stock                    5%                  5%              5%              5%
----------------------------------------------------------------------------------------------------------
 Shares Validly Tendered            1,459,130.6002      2,609,905.2003  2,552,812.2062  2,478,511.6639
----------------------------------------------------------------------------------------------------------
 Final Pro-ration Odd Lot Shares    10,744.1907         47,448.4154     140,434.0191    31,206.4261
----------------------------------------------------------------------------------------------------------
 Final Pro-ration Non-Odd
 Lot Shares                         419,789.0000        361,558.2056    248,122.2819    337,922.0000
----------------------------------------------------------------------------------------------------------
 % of Non-Odd Lot Shares Accepted   28.96825%           13.93511%       10.28540%       13.80784%
----------------------------------------------------------------------------------------------------------
 Shares Accepted for Tender         430,533             409,007         388,556         369,128
----------------------------------------------------------------------------------------------------------
 Net Asset Value as of Repurchase
 Offer Date ($)                     11.86               12.03           10.05           10.87
----------------------------------------------------------------------------------------------------------
 Repurchase Fee per Share ($)       0.2372              0.2406          0.2010          0.2174
----------------------------------------------------------------------------------------------------------
 Repurchase Offer Price ($)         11.6228             11.7894         9.8490          10.6526
----------------------------------------------------------------------------------------------------------
 Repurchase Fee ($)                 102,123             98,407          78,100          80,249
----------------------------------------------------------------------------------------------------------
 Expenses ($)                       93,229              106,490         59,045          12,279
----------------------------------------------------------------------------------------------------------
 Total Cost ($)                     5,097,231           4,928,432       3,885,936       3,944,456
----------------------------------------------------------------------------------------------------------

                                                      THE ASIA TIGERS FUND, INC.

                                                                  APRIL 30, 2005
Notes to Financial Statements (concluded)                            (UNAUDITED)


NOTE E: OTHER

At April 30, 2005, substantially all of the Fund's assets were invested in Asian securities. The Asian securities markets are substantially smaller, less developed, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of Asian securities involve special risks and considerations not present with respect to U.S. securities.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability, the fact that foreign securities markets may be smaller and less developed, and the fact that securities, tax and corporate laws may have only recently developed or are in developing stages, and laws may not exist to cover all contingencies or to protect investors adequately.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which may provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

The Fund's CEO has submitted to the NYSE the required annual certification and, the Fund also has included the certifications of the Fund's CEO and CFO required by Section 302 of the Sarbanes-Oxley Act in the Fund's Form N-CSR filed with the SEC, for the period of this report.

THE ASIA TIGERS FUND, INC.


Results of Annual Meeting of Stockholders

ANNUAL MEETING
The Fund held its Annual Meeting of Stockholders on February 28, 2005. At the meeting, stockholders elected the nominee proposed for election to the Fund's Board of Directors. The following table provides information concerning the matters voted on at the meeting:

I.  ELECTION OF DIRECTORS

                                                                    TOTAL VOTING
                                         VOTES       NON-VOTING   AND NON-VOTING
         NOMINEE           VOTES FOR    WITHHELD       SHARES         SHARES
         --------------    ---------    --------     ----------   --------------
         Leslie H. Gelb    4,766,303      99,405           0          4,865,708
         Luis F. Rubio     4,767,583      98,125           0          4,865,708

At April 30, 2005, in addition to Leslie H. Gelb and Luis F. Rubio, the other directors of the Fund were as follows:

         Lawrence K. Becker
         Bryan McKigney
         Jeswald W. Salacuse

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund's toll free number at 1-800-421-4777 and at the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2005 is available after August 30, 2005, without charge, upon request, by calling the Fund's toll free number at 1-800-421-4777 and at the Securities and Exchange Commission website at http://www.sec.gov.

                                                      THE ASIA TIGERS FUND, INC.

Dividends and Distributions

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long- and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by PNC Bank, National Association, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market

THE ASIA TIGERS FUND, INC.

purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with

                                                      THE ASIA TIGERS FUND, INC.

Dividends and Distributions (concluded)

applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts, 43027.

                                PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.

--------------------------------------------------------------------------------
YOUR PRIVACY IS PROTECTED
An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION
The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION
We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

                                PRIVACY POLICY OF
                            ADVANTAGE ADVISERS, INC.
                           THE ASIA TIGERS FUND, INC.
                              THE INDIA FUND, INC.

--------------------------------------------------------------------------------
Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.


May 2003

THE ASIA TIGERS FUND, INC.


INVESTMENT MANAGER:
Advantage Advisers, Inc., a subsidiary of Oppenheimer Asset Management Inc.


ADMINISTRATOR:
Oppenheimer & Co. Inc.


SUB-ADMINISTRATOR:
PFPC Inc.


TRANSFER AGENT:
PFPC Inc.


CUSTODIAN:
State Street Corporation

The Fund has adopted the Investment Manager's proxy voting policies and procedures to govern the voting of proxies relating to its voting securities. You may obtain a copy of these proxy voting procedures, without charge, by calling (800) 421-4777 and by visiting the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings wih the Securities and Exchange Commission for the first and third quarters of its fiscal year on Form N-Q. You may obtain a copy of these filings by visiting the Securities and Exchange Commission's website at www.sec.gov or its Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                         REGISTRANT PURCHASES OF EQUITY SECURITIES
---------------------------------------------------------------------------------------------------------------------------
                          (A) TOTAL
                          NUMBER OF                    (C) TOTAL NUMBER OF SHARES (OR   (D) MAXIMUM NUMBER (OR APPROXIMATE
                          SHARES (OR     (B) AVERAGE     UNITS) PURCHASED AS PART OF    DOLLAR VALUE) OF SHARES (OR UNITS)
                            UNITS)     PRICE PAID PER    PUBLICLY ANNOUNCED PLANS OR    THAT MAY YET BE PURCHASED UNDER THE
        PERIOD            PURCHASED    SHARE (OR UNIT)            PROGRAMS                       PLANS OR PROGRAMS
---------------------------------------------------------------------------------------------------------------------------
11/1/04 to 11/30/04
                             None           None                    None                               None
---------------------------------------------------------------------------------------------------------------------------
12/1/04 to 12/31/04
                             None           None                    None                               None
---------------------------------------------------------------------------------------------------------------------------
1/1/05 to 1/31/05
                         350,672.0283     $11.9854            350,672.0283 (1)                         None
---------------------------------------------------------------------------------------------------------------------------
2/1/05 to 2/28/05
                             None           None                    None                               None
---------------------------------------------------------------------------------------------------------------------------
3/1/05 to 3/31/05
                             None           None                    None                               None
---------------------------------------------------------------------------------------------------------------------------
4/1/05 to 4/30/05
                         333,138.4283     $12.1716            333,138.4283 (2)                         None
---------------------------------------------------------------------------------------------------------------------------
Total                    683,810.4566                         683,810.4566
---------------------------------------------------------------------------------------------------------------------------


(1) These shares were repurchased in connection with the Fund's regular, quarterly repurchase offer announced on December 23, 2004 that expired on January 14, 2005. In connection with this repurchase offer, the Fund offered to repurchase up to 350,672.0283 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to the Fund's net asset value as of January 21, 2005.

(2) These shares were repurchased in connection with the Fund's regular, quarterly repurchase offer announced on March 24, 2005 that expired on April 15, 2005. In connection with this repurchase offer, the Fund offered to repurchase up to 333,138.4283 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to the Fund's net asset value as of April 29, 2005.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             The Asia Tigers Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date              June 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date              June 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye, Treasurer
                           (principal financial officer)

Date              June 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.